WARRANTS	9 Months Ended
Sep. 30, 2025
Warrants
WARRANTS

NOTE 7 WARRANTS

Warrants

Warrant transactions during the nine months ended September 30, 2025 were as follows:

	For the nine months ended September 30, 2025
	Shares	Weighted-Average Exercise Price

Outstanding at Beginning of Period	1,882,076	$9.42
Granted	-	-
Exercised	-	-
Forfeited or Cancelled	(19,007)	37.79
Outstanding at End of Period	1,863,069	9.13
Warrant Exercisable at Period-End	1,863,069	9.13
Weighted-Average Fair Value of Warrants Granted During the Period	$-

Information with respect to warrants outstanding and exercisable at September 30, 2025 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding at September 30, 2025	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at September 30, 2025	Weighted- Average Exercise Price
$3.44 -$34.00	1,863,069	2.3	$9.13	1,863,069	$9.13

The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for options granted.

As of September 30, 2025 there were 1,863,069 outstanding. For the nine months ended September 30, 2025 there were no warrants granted and 19,007 warrants cancelled.